Consolidated Statement of Changes In Equity - USD ($) $ in Thousands		Issued capital [member]		Legal reserves [member]	Share premium [member]	Currency translation adjustment [member]	Other reserves [member]		Retained earnings [member]		Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2016		$ 1,180,537	[1]	$ 118,054	$ 609,733	$ (965,955)	$ (313,088)	[2]	$ 10,658,136		$ 11,287,417	$ 125,655	$ 11,413,072
Statement Line Items [Line Items]
Income for the year			[1]					[2]	544,737		544,737	(8,348)	536,389
Currency translation adjustment			[1]			151,080		[2]			151,080	682	151,762
Remeasurements of post employment benefit obligations, net of taxes			[1]				(7,423)	[2]			(7,423)	126	(7,297)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes			[1]				4,549	[2]			4,549	(24)	4,525
From other comprehensive income of non-consolidated companies			[1]			(9,548)	136	[2]			(9,412)		(9,412)
Other comprehensive (loss) income for the year			[1]			141,532	(2,738)	[2]			138,794	784	139,578
Total comprehensive income (loss) for the year			[1]			141,532	(2,738)	[2]	544,737		683,531	(7,564)	675,967
Acquisition and other changes in non-controlling interests			[1]				(4,743)	[2]			(4,743)	4,694	(49)
Dividends paid in cash			[1]					[2]	(484,020)		(484,020)	(24,000)	(508,020)
Balance at Dec. 31, 2017		1,180,537	[1]	118,054	609,733	(824,423)	(320,569)	[2]	10,718,853		11,482,185	98,785	11,580,970
Statement Line Items [Line Items]
Income for the year			[1]					[2]	876,063		876,063	(2,163)	873,900
Currency translation adjustment			[1]			(96,673)		[2]			(96,673)	(243)	(96,916)
Remeasurements of post employment benefit obligations, net of taxes			[1]				6,135	[2]			6,135	(104)	6,031
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes			[1]				(6,673)	[2]			(6,673)	6	(6,667)
From other comprehensive income of non-consolidated companies			[1]			1,848	(3,987)	[2]			(2,139)		(2,139)
Other comprehensive (loss) income for the year			[1]			(94,825)	(4,525)	[2]			(99,350)	(341)	(99,691)
Total comprehensive income (loss) for the year			[1]			(94,825)	(4,525)	[2]	876,063		776,713	(2,504)	774,209
Acquisition and other changes in non-controlling interests			[1]				(2)	[2]			(2)	(22)	(24)
Dividends paid in cash			[1]					[2]	(484,020)		(484,020)	(3,661)	(487,681)
Balance (Previously stated [member]) at Dec. 31, 2018		1,180,537	[1]	118,054	609,733	(919,248)	(322,310)	[2]	11,116,116		11,782,882	92,610	11,875,492
Balance at Dec. 31, 2018		1,180,537	[3]	118,054	609,733	(919,248)	(322,310)	[4]	11,116,116	[5]	11,782,882	92,610	11,875,492
Changes in accounting policies (Section II AP) at Dec. 31, 2017			[1]				2,786	[2]	5,220		8,006	12	8,018
Balance at December 31, 2017 restated at Dec. 31, 2017		1,180,537	[1]	118,054	609,733	(824,423)	(317,783)	[2]	10,724,073		11,490,191	98,797	11,588,988
Statement Line Items [Line Items]
Income for the year			[3]					[4]	742,686	[5]	742,686	(11,428)	731,258
Currency translation adjustment			[3]			(27,217)		[4]		[5]	(27,217)	(77)	(27,294)
Remeasurements of post employment benefit obligations, net of taxes			[3]				(7,132)	[4]		[5]	(7,132)	(595)	(7,727)
Change in value of instruments at fair value through other comprehensive income and cash flow hedges, net of taxes			[3]				1,605	[4]		[5]	1,605	727	2,332
From other comprehensive income of non-consolidated companies			[3]			(10,781)	(9,066)	[4]		[5]	(19,847)		(19,847)
Other comprehensive (loss) income for the year			[3]			(37,998)	(14,593)	[4]		[5]	(52,591)	55	(52,536)
Total comprehensive income (loss) for the year			[3]			(37,998)	(14,593)	[4]	742,686	[5]	690,095	(11,373)	678,722
Acquisition and other changes in non-controlling interests	[6]		[3]				1	[4]		[5]	1	117,984	117,985
Dividends paid in cash			[3]					[4]	(484,020)	[5]	(484,020)	(1,807)	(485,827)
Balance at Dec. 31, 2019		$ 1,180,537	[3]	$ 118,054	$ 609,733	$ (957,246)	$ (336,902)	[4]	$ 11,374,782	[5]	$ 11,988,958	$ 197,414	$ 12,186,372

[1]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2018 and 2017 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[2]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations and the changes in value of cash flow hedges and in available for sale financial instruments.
[3]	The Company has an authorized share capital of a single class of 2.5 billion shares having a nominal value of $1.00 per share. As of December 31, 2019 there were 1,180,536,830 shares issued. All issued shares are fully paid.
[4]	Other reserves include mainly the result of transactions with non-controlling interests that do not result in a loss of control, the remeasurement of post-employment benefit obligations, the changes in value of cash flow hedges and the changes in financial instruments measured at fair value through other comprehensive income.
[5]	The restrictions to the distribution of profits and payment of dividends according to Luxembourg Law are disclosed in Note 25.
[6]	Related to Saudi Steel Pipe Company ("SSP") acquisition. See note 27.